UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-2004
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
          ----------------------------------------------------------------------
          Charlotte, NC  28207
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Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
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Title:    President
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Phone:    704-333-1710
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Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207              5-14-2004
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  34
                                        -------------------

Form 13F Information Table Value Total:  $ 114,134
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:             ITEM 7:             ITEM 8:
----------------------- --------------  ---------  ----------  -------- ------------------- ------------------  --------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT            MANAGERS       VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                         ----- ------ -------
                                                     VALUE      AMOUNT  ------- ----- ------                     (A)    (B)    (C)
                                                                          (A)    (B)   (C)                      SOLE   SHARED  NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
ABBOTT LABS                 COM        002824100   3,156,891   76,810     sole                                   76,810
AMEREN CORP COM             COM        023608102   2,790,749   60,550     sole                                   60,550
ANHEUSER BUSCH COS INC      COM        035229103   3,113,142   61,042     sole                                   61,042
ATMOS ENERGY CORP COM       COM        049560105     343,916   13,450     sole                                   13,450
BANK OF AMER CORP           COM        060505104   1,203,363   14,860     sole                                   14,860
BEMIS COMPANY INC           COM        081437105   2,841,800  109,300     sole                                  109,300
BERKSHIRE HATHAWAY CL A     COM        084670108   7,090,800       76     sole                                       76
BERKSHIRE HATHAWAY CL B     COM        084670207   7,457,091    2,397     sole                                    2,397
CHEVRON TEXACO CORP         COM        166764100   3,684,917   41,979     sole                                   41,979
COLGATE PALMOLIVE CO COM    COM        194162103   3,069,120   55,701     sole                                   55,701
CONAGRA INC COM             COM        205887102   3,371,541  125,150     sole                                  125,150
CONOCOPHILLIPS              COM        20825c104   3,463,317   49,611     sole                                   49,611
CONSOLIDATED EDISON INC     COM        209115104   2,806,965   63,650     sole                                   63,650
DTE ENERGY CO COM           COM        233331107   2,866,097   69,650     sole                                   69,650
ENERGY EAST CORP            COM        29266m109   3,651,913  144,003     sole                                  144,003
EXXON MOBIL CORP            COM        30231g102   3,492,825   83,982     sole                                   83,982
FIRST CHARTER CORP COM      COM        319439105   2,523,255  119,359     sole                                  119,359
FIRST DATA CORP COM         COM        319963104   3,100,868   73,550     sole                                   73,550
FLEETBOSTON FINL CORP       COM        339030108   3,058,229   68,112     sole                                   68,112
HCA - HEALTHCARE CO         COM        404119109   2,927,686   72,075     sole                                   72,075
JEFFERSON PILOT CORP COM    COM        475070108   4,043,785   73,510     sole                                   73,510
KEYCORP NEW COM             COM        493267108   3,501,524  115,600     sole                                  115,600
MINNESOTA MNG & MFG         COM        885794101   3,022,722   36,921     sole                                   36,921
NORTHWEST NATURAL GAS CO    COM        667655104     521,875   16,700     sole                                   16,700
PEPSICO INC                 COM        713448108   3,884,200   72,130     sole                                   72,130
PFIZER INC COM              COM        717081103   3,462,239   98,780     sole                                   98,780
PG&E CORP COM               COM        69331c108   6,641,372  229,250     sole                                  229,250
PIEDMONT NAT GAS INC COM    COM        720186105   3,646,916   86,379     sole                                   86,379
PITNEY BOWES INC            COM        724479100   3,362,994   78,925     sole                                   78,925
PULITZER INC                COM        745771105   1,470,419   30,475     sole                                   30,475
SCANA CORP COM              COM        80589m102   3,461,118   97,910     sole                                   97,910
WASHINGTON GAS LT CO COM    COM        92924F106   3,922,091  130,302     sole                                  130,302
WILLIS GROUP HLDGS LTD SHS  COM        g96655108   3,299,640   88,700     sole                                   88,700
XCEL ENERGY INC             COM        98389b100   3,878,127  217,750     sole                                  217,750